Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
NOTE 21. INCOME TAXES

(a)	Income Tax Recognized in Net Earnings
The components of income tax expense were as follows:

Years ended December 31,	2022	2021

Current income taxes	$17,945	$13,135

Deferred income taxes	3,265	43,422

	$21,210	$56,557

(b)	Reconciliation of Tax Expense
The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2022	2021

Earnings before income taxes	$(79,733)	$38,102

Canadian statutory rate	23.4%	23.8%

Expected income tax provision	$(18,658)	$9,068

Add (deduct):

Change in unrecognized deferred tax asset	27,664	44,704

Impairment of goodwill	11,232	-

Exchange rate effects on tax basis	(2,223)	(2,269)

Earnings taxed in foreign jurisdictions	543	2,313

Revaluation of Canadian deferred tax assets due to change in statutory rate	-	(660)

Withholding tax on dividends received from foreign subsidiaries	-	2,763

Amounts not deductible (taxable) for tax purposes	4,373	811

Impact of accounting for associates and joint ventures	(1,104)	(160)

Other	(617)	(13)

Income tax expense from continuing operations	$21,210	$56,557
The applicable statutory tax rate is the aggregate of the Canadian federal income tax rate of 15.0 percent (2021 – 15.0 percent) and the Alberta provincial income tax rate of 8.4 percent (2021 – 8.8 percent).
The Company’s effective tax rate is subject to fluctuations in the Argentine peso and Mexican peso exchange rate against the U.S. dollar. Since the Company holds significant energy infrastructure assets in Argentina and Mexico, the tax base of these assets is denominated in Argentine peso and Mexican peso, respectively. The functional currency is the U.S. dollar and as a result, the related local currency tax bases are revalued periodically to reflect the closing U.S. dollar rate against the local currency. Any movement in the exchange rate results in a corresponding unrealized exchange rate gain or loss being recorded as part of deferred income tax expense or recovery. During periods of large fluctuation or devaluation of the local currency against the U.S. dollar, these amounts may be significant but are unrealized and may reverse in the future. Recognition of these amounts is required by IFRS, even though the revalued tax basis does not generate any cash tax obligation or liability in the future.
(c)	Income Tax Recognized in Other Comprehensive Income

Years ended December 31,	2022	2021

Deferred Tax

Arising on income and expenses recognized in other comprehensive income:

Fair value remeasurement of hedging instruments entered into for cash flow hedges	$(55)	$77

Arising on income and expenses reclassified from other comprehensive income to net earnings:

Relating to cash flow hedges	59	(53)

Total income tax recognized in other comprehensive income	$4	$24

(d)	Net Deferred Tax Assets (Liabilities)
Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1

January 1, 2022	$7,022	$6,519	$(86,255)	$511	$(10,476)	$-	$(82,679)

Acquisition (Note 7)	756	49,513	(30,308)	-	(6,538)	-	13,423

Charged to net earnings	(7,467)	1,325	1,022	-	1,858	(4)	(3,266)

Charged to OCI	-	-	-	-	-	4	4

Exchange differences	51	(860)	(2,511)	(511)	(613)	-	(4,444)

December 31, 2022	$362	$56,497	$(118,052)	-	$(15,769)	-	$(76,962)
1
Net deferred tax liabilities at December 31, 2022 of $77.0 million consist of liabilities of $96.4 million net of assets of $19.4 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1

January 1, 2021	$18,058	$28,969	$(73,956)	$544	$(12,799)	$(8)	$(39,192)

Charged to net earnings	(10,945)	(21,808)	(12,398)	(572)	2,269	32	(43,422)

Charged to OCI	-	-	-	-	-	(24)	(24)

Exchange differences	(91)	(642)	99	539	54		(41)

December 31, 2021	$7,022	$6,519	$(86,255)	$511	$(10,476)	$-	$(82,679)
1
Net deferred tax liabilities at December 31, 2021 of $82.7 million consist of liabilities of $92.0 million net of assets of $9.3 million.

(e)	Unrecognized Deferred Tax Assets
As at December 31, 202
2
, the Company did not recognize deductible temporary differences of $2,172.3 million (December 31, 2021 - $225.9 million) and unused Canadian tax credits of $1.1 million (December 31, 2021 – $1.1 million) for which it is unlikely that sufficient future taxable income will be available to offset against. An additional $122.4 million of U.S. tax credits were acquired but utilization is restricted and therefore the benefit is not recognized.
The deductible temporary differences consist of:

Years ended December 31,	2022	2021

Canadian:

Tax losses	$215,703	$138,408

Long-term assets	23,896	22,758

Accounting provisions and other accruals	29,143	26,363

Foreign 1 :

Tax losses	2,089,604	38,374

Long-term assets	(59,931)	-

Accounting provisions and other accruals	(126,117)	-

	$2,172,298	$225,903
1
The movement in foreign tax losses, long-term assets, and accounting provisions and other accruals for 2022 were primarily acquired as part of the Transaction
.
The Company’s unused tax losses and tax credits are subject to expiration in the years 2023 through 2042 with some having an indefinite lif
e.